CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 160,560,000	$ 71,164,000
Restricted cash (note 24)	10,864,000	3,629,000
Accounts receivable (note 13)	68,575,000	94,491,000
Inventories (note 15)	32,815,000	36,334,000
Prepaids and other (note 16)	11,933,000	10,858,000
Assets held for sale (note 5(c))	0	67,586,000
Current assets	284,747,000	284,062,000
Property and equipment, net (note 17)	31,412,000	27,577,000
Operating lease right-of-use assets (note 20)	20,068,000	25,466,000
Intangible assets, net (note 18)	78,081,000	70,072,000
Goodwill (note 19)	175,545,000	154,381,000
Deferred income taxes (note 10)	1,135,000	1,779,000
Other assets	10,383,000	9,982,000
Long-term assets held for sale (note 5(c))	0	66,021,000
Assets	601,371,000	639,340,000
Current liabilities
Accounts payable and accrued liabilities (note 21)	162,138,000	149,596,000
Deferred revenue	9,862,000	9,190,000
Liabilities held for sale (5(c))	0	25,380,000
Current liabilities	172,000,000	184,166,000
Long-term obligations (note 22)	45,646,000	43,407,000
Operating lease liabilities (note 20)	17,054,000	25,154,000
Deferred income taxes (note 10)	10,258,000	4,921,000
Long-term liabilities held for sale (note 5(c))	0	367,000
Liabilities	244,958,000	258,015,000
Shareholders’ equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 36,619,439 shares (December 31, 2017 — 36,233,361 shares)	441,999,000	435,532,000
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares	0	0
Treasury stock: at cost; 46,505 shares (December 31, 2019 — 44,487 shares)	(542,000)	(370,000)
Additional paid-in capital	49,489,000	38,212,000
Retained deficit	(128,953,000)	(78,833,000)
Accumulated other comprehensive loss (note 22)	(5,580,000)	(13,216,000)
Total equity	356,413,000	381,325,000
Total liabilities and equity	$ 601,371,000	$ 639,340,000